Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

8. Related Party Transactions

Advances due to Founders

Prior to 2023, the founders had advanced the Company a net $600,000. In the year ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI a total of $1,350,000 and were repaid a total of $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023. During 2024, Mr. Huang advanced Airship AI $1,000,000 and was repaid $1,000,000, with $1,750,000 recorded as advances from founders as of March 31, 2024. The advances are non-interest bearing and the Company expects to pay the balance off within a one year period.

10. Related Party Transactions

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022, the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. Due to the uncertainty of the timing of payment, the advances will be treated as a long-term asset. The shareholders’ advances bear interest at 5% and during the year ended December 31, 2023 and 2022 no interest was paid. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and the $1,100,000 and related interest owed by the Founders to the Company was eliminated.

As of December 31, 2022, Zeppelin had received from the Company $1,095,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022, Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations in 2021. The balance was not expected to be paid in the next year and was treated as long term liabilities. On February 28, 2023 in connection with the transfer of the Zeppelin ownership from the shareholders to the Company, the $1,100,000 Payable to the founders was eliminated.

Mr. Huang and Mr. Xu originally owned all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determining value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing research and development personnel to further develop the Company’s products. On February 28, 2023, the Founders transferred its interest in Zeppelin to the Company

The Company sold a vehicle to a founder on March 30, 2021 for a promissory note in the amount of $80,000. The note has a simple interest rate of 4%, compounded annually, computed daily based on a 360-day year with principal and interest due in March 2023. Interest payments are due annually. The promissory note and interest of $84,844 was repaid during the year ended December 31, 2022.

A condominium in Juanita Beach, Washington was sold to a founder on May 5, 2021 for a secured promissory note in the amount of $750,000. The note has interest of 4% per annum, computed on the diminishing principal balance. Interest commenced on the closing with the first payment due on the first of each month after closing. The note is to be paid in full on or before 24 months from the date of the note. Interest payments are due annually. The promissory note and interest of $794,917 was repaid during the year ended December 31, 2022.

The Company sold the vehicle and the condominium to the founders and recorded a loss of $31,721 on the date of the sale. The Company recorded notes receivable-related parties of $830,000 and accrued interest at 4% of $24,585 as of December 31, 2021. The Company had previously acquired these assets for which the founders were using for a combination of business and personal use.

Advances due to Founders and Advances due from Founders

The Company accounted for advances made to founders as a contra equity balance unless payment has been received subsequent to period end or such amounts can be offset with amounts due to the Founders. As of December 31, 2022 the Company has $1,100,000 of advances due from the Founders and advances due to the Founders. The transactions were entered into separately by Airship and Zeppelin and thus are reported separately on the accompanying consolidated balance sheets. In February, 2023 these balances were eliminated in a transaction involving the shareholders. See Note 3.

Warrants to Purchase Common Stock

On May 8, 2023, the Company issued equity classified warrants to purchase common to Victor Huang and Derek Xu for 1,344,951 shares to each of the founders. The warrants were valued at $2,136,115 based on the exercise price of $1.77, the fair market stock price of $1.89, a five year term, a volatility of 39.4% and interest of 3.41%. The warrants were recorded as stock-based compensation expense and as additional paid in capital. All warrants are fully vested as they were issued for services performed.